CARLYLE
CREDIT INCOME FUND

Carlyle Credit Income Fund (CCIF) is an externally managed closed-end fund focused on investing in primarily equity and junior debt tranches of collateralized loan obligations ("CLOs"). The CLOs are collateralized by a portfolio consisting primarily of U.S. senior secured loans with a large number of distinct underlying borrowers across various industry sectors.

Carlyle Global Credit Investment Management (Carlyle or CGCIM) is the investment advisor to CCIF. Carlyle's seasoned team of investment professionals have extensive experience investing in, managing, and structuring CLOs. In addition, CCIF is able to leverage the broad resources of Carlyle, including the 20+ research analysts who support one of the largest CLO managers in the world.

CCIF is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940, as amended, and has elected to be treated as a regulated investment company, ("RIC"), under the federal tax code.

Recent News | Investor FAQs | Investor Presentation

Investors should consult with their financial advisor about the suitability of this Fund in their portfolio.

Investing in the Fund involves a high degree of risk, including the risk that you may receive little or no return on your investment or that you may lose part or all of your investment. This is a non-diversified closed-end fund. Shares of the Fund's common stock are listed on the New York Stock Exchange.

Shares of closed-end funds frequently trade at a discount from their net asset value (NAV), which may increase investors' risk of loss. The Fund cannot predict whether its shares will trade at, below or above NAV.

There is no assurance that the Fund's investment objectives will be achieved or that monthly distributions paid by the Fund will be maintained at the targeted level or that dividends will be paid at all. The Fund's distributions may be funded from unlimited amounts of offering proceeds or borrowings, which may constitute a return of capital and reduce the amount of capital available to the Fund for investment. A return of capital to shareholders is a return of a portion of their original investment in the Fund, thereby reducing the tax basis of their investment.

This material is provided for general and educational purposes only, is not intended to provide legal or tax advice, does not constitute a solicitation of an offer to buy or sell the Fund's shares, and is not for use to avoid any penalties that may be imposed under U.S. federal tax laws. Contact your attorney or other advisor regarding your specific legal, investment or tax situation.

Investing involves risk. The Fund invests primarily in below investment grade instruments, which are commonly referred to as "high yield" securities or "junk" bonds. The Fund invests a significant portion of its assets in CLO junior debt and equity securities, which often involve risks that are different from or more pronounced than risks associated with other types of credit instruments. Because of the risks associated with investing in high yield securities, an investment in the Fund should be considered speculative.

Investors should carefully consider the investment objective, risks, charges and expenses of the Fund before investing.

The Fund's filings with the Securities and Exchange Commission ("SEC") contain information about the Fund's investment objectives, risks, charges and expenses as well as other information about the Fund. These filings should be read carefully before investing. The Fund's filings with the SEC may be found on the SEC's website (www.sec.gov) or on the Fund's website, www.carlylecreditincomefund.com.

About Carlyle Credit Income Fund

About CCIF

One Carlyle Advantage

CCIF's investment objective is to generate current income and capital appreciation primarily through investing in equity and junior debt tranches of collateralized loan obligations, or "CLOs," that are collateralized by a diversified portfolio of senior secured loans.

As a prominent player in the CLO market (both as a CLO manager and CLO investor), Carlyle's market presence facilitates access to a wide range of market opportunities. Carlyle intends to source investment opportunities from the broad network of dealer, investor, and manager relationships that it has developed during its 24-year history in the CLO market.

CCIF utilizes a rigorous and systematic underwriting and due diligence process that has been refined over Carlyle's long history of investing in and managing CLOs. CCIF's process incorporates a fundamental value, bottom-up research approach by leveraging the research analysts that support one of the largest CLO managers.



One Carlyle Advantage

About CCIF

One Carlyle Advantage

In conducting CCIF's investment activities, CCIF draws upon the significant scale and resources of Carlyle. CCIF benefits from Carlyle's deep and longstanding relationships and institutional knowledge.

CARLYLE

Carlyle (NASDAQ: CG) is a global investment firm with deep industry expertise that deploys private capital across three business segments: Global Private Equity, Global Credit and Global Investment Solutions. With $381 billion of assets under management as of March 31, 2023, Carlyle's teams invest across a range of strategies that leverage its deep industry expertise, local insights, and global resources to deliver attractive returns throughout an investment cycle. Carlyle employs over 2,200 employees, including more than 750 investment professionals in 29 offices across five continents, and serves more than 2,900 active carry fund investors from 88 countries.

Why CLO Equity

1. Cycle Tested Strategy:

Collateralized loan obligations ("CLOs") have a multi-decade track record of withstanding market shocks including the global financial crisis (GFC), global energy crisis, COVID-19, and 2022 volatility.

2. Attractive Returns[1]:

a. CLO equity has historically generated high cash-on-cash returns[2] with average annual CLO equity distribution of ~12%.[3]

b. All CLO vintages have on an aggregate basis achieved a positive return with an average return of ~14% for redeemed deals.[3]


CLO EQUITY IRR BY VINTAGE (REDEEMED DEALS)[1]
60%
50%
40%
30%
20%
10%
0%
-10%
2003
2004
2005
2006
2007
2011
2012
2013
2014
2015
2016
2017
2018
2019
2020
25th Percentile
Median
75th Percentile


CLO EQUITY QUARTERLY DISTRIBUTIONS[1]
7%
6%
5%
4%
3%
2%
1%
0%
2013Q2
2013Q4
2014Q2
2014Q4
2015Q2
2015Q4
2016Q2
2016Q4
2017Q2
2017Q4
2018Q2
2018Q4
2019Q2
2019Q4
2020Q2
2020Q4
2021Q2
2021Q4
2022Q2
2022Q4
Equity distribution (In RP)
Equity distribution (Out of RP)

3. Strong Underlying Collateral:

a. CLOs consist of diversified portfolios of broadly syndicated, liquid, senior secured corporate loans with an average facility size of $875mm.[4]

b. Each CLO typically has more than 200 distinct loans diversified across a wide range of industries.

c. Loans are senior to bonds and equity with first priority to underlying collateral pledged by the borrower. As a result, loans have a historical high recovery rate of 72%.

d. Since inception in 1997, the S&P LSTA Leveraged Loan Index has only had 3 years of negative returns.[5]


S&P/LSTA LL INDEX ANNUAL RETURNS
-0.6%
S&P/LSTA LL Index
Average


S&P/LSTA LL INDEX DEFAULTS
0.7%
LSTA Defaults
Average

4. Large Asset Class:

a. The U.S. CLO market is over $1 trillion in size today and continues to grow.[6]

b. The S&P LSTA Leveraged Loan Index has grown from $0.89 trillion to ~$1.41 trillion over the last five years. Since CLOs account for 60% of the U.S. leverage loan market, the growth of the loan market creates a need for CLO creation.[7]


U.S. BSL CLO MARKET - $1.05 TN
$ BN Outstanding
2023 YTD


ANNUAL US CLO NEW ISSUANCE
$ BN Volume

5. Attractive Financing Structures

a. CLOs have long-term financing (typically 13 years)

b. CLOs generally are not subject to covenants requiring margin calls or forced liquidations triggered by decreases in the value of collateral.

6. Benefit from Volatility:

a. CLOs are actively managed vehicles with five year reinvestment periods

b. Reinvestment allows for ongoing portfolio optimization

c. Since financing is locked-in for an extended period, CLOs benefit from volatility as they can purchase loans at discounted prices and / or higher spreads to increase returns

7. Transparency and Reporting

a. Detailed monthly reporting provided by an independent trustee

b. Reports include name-by-name positions in the CLO and calculations of required tests

5. Attractive Financing Structures

a. CLOs have long-term financing (typically 13 years)

b. CLOs generally are not subject to covenants requiring margin calls or forced liquidations triggered by decreases in the value of collateral.

6. Benefit from Volatility:

a. CLOs are actively managed vehicles with five year reinvestment periods

b. Reinvestment allows for ongoing portfolio optimization

c. Since financing is locked-in for an extended period, CLOs benefit from volatility as they can purchase loans at discounted prices and / or higher spreads to increase returns

7. Transparency and Reporting

a. Detailed monthly reporting provided by an independent trustee

b. Reports include name-by-name positions in the CLO and calculations of required tests

[1] Past performance is not indicative of future results. For illustrative purposes only. Performance shown on this slide is across the entire CLO equity market. There can be no assurance that the performance will continue or that the Fund's performance will equal or exceed that of any applicable vintage in which it invests. Performance of the overall market does not reflect any management fees, taxes, transaction costs and other expenses ("Fees & Expenses") to be borne by the fund the fund, which will reduce returns.
[2] A rate of return ratio that calculates the total cash earned on the total cash (equity) invested in a deal.
[3] BAML Research as of January 19, 2023.
[4] LCD Comps Index Components as of March 10, 2023.
[5] For illustrative purposes only. Past performance is not indicative of future results. Source: LSTA as of March 31, 2023.
[6] Citi Research as of April 30, 2023. There can be no guarantee that these trends will continue.
[7] LCD CLO Global databank as of May 10, 2023. There can be no guarantee that these trends will continue.

Our Team

Leadership Team



Lauren Basmadjian

Chief Executive Officer and Trustee



Justin V. Plouffe

Deputy Chief Investment Officer for Global Credit at Carlyle



Sebastiano Riva

Managing Director and Head of Liability Management



Nishil Mehta

Portfolio Manager



Nelson Joseph

Chief Financial Officer



Josh Lefkowitz

Chief Legal Officer of Global Credit at Carlyle

Investor Dashboard

Stock Information

NYSE: VCIF

NAV per share as of July 11, 2023 is $8.27

Shares Outstanding	10,381,846
Premium/(Discount) to NAV	-(4.95%)
Inception NAV/Share	$10.00
Inception Date	12/30/2011
NYSE Listing Date	5/30/2019
Total Gross Assets as of 04/30/2023	$108,061,899
Total Net Assets as of 07/10/2023	$85,867,466.43
Total Regulatory Leverage as of 04/30/2023	2.78%



Latest News

Jul 17, 2023

Vertical Capital Income Fund Announces Appointment of Carlyle as Investment Manager and Rebrand to Carlyle Credit Income Fund

Company Changes Investment Mandate to Focus on Investing in CLOs Will Trade Under New Stock Ticker 'CCIF' Carlyle Completes Previously-Announced $10 Million One-Time Payment to Company...

Investor FAQs

What is Carlyle Credit Income Fund?

The fund is an externally managed, non-diversified closed-end investment company that is registered as an investment company under the Investment Company Act of 1940, as amended. In addition, the fund has elected to be treated as a regulated investment company, or RIC, for U.S. federal income tax purposes.

What is Carlyle Credit Income Fund's investment objective?

The fund's investment objective is to generate current income and capital appreciation primarily through investing in equity and junior debt tranches of collateralized loan obligations, or "CLOs," that are collateralized by a diversified portfolio of senior secured loans.

Where is Carlyle Credit Income Fund's common stock listed?

The fund's common stock is listed and traded on NYSE under ticker symbol "CCIF". Information about the stock price and other related data can be found by visiting the Investor Dashboard page on the fund's website.

What is Carlyle Credit Income Fund's CUSIP number for its common stock?

Carlyle Credit Income Fund's CUSIP number for its common stock is 92535C104.

Can I purchase shares directly from Carlyle Credit Income Fund?

No. Investors may purchase Carlyle Credit Income Fund shares only through a broker.

Where can I find information on Carlyle Credit Income Fund's net asset value ("NAV")?

The net asset value per share may be obtained in our public filings (i.e. Form N-CSR) with the Securities and Exchange Commission via its website https://www.sec.gov or by visiting our SEC Filings page or the NAV page on our website.

Does Carlyle Credit Income Fund pay a dividend?

Subject to Board approval, Carlyle Credit income Fund intends to distribute monthly dividends to shareholders of record.

Does Carlyle Credit Income Fund have a Dividend Reinvestment Plan (DRIP)?

Yes. Registered shareholders are automatically enrolled in the dividend reinvestment plan and any cash dividends we declare will be automatically reinvested in additional shares of our common stock. Please note: If you hold your shares through a bank, broker or other intermediary, please contact your bank, broker or other intermediary to inquire about dividend reinvestment options. The Carlyle Credit Income Fund DRIP only applies to registered shareholders.

How can I opt out of the dividend reinvestment plan?

A registered shareholder may elect to receive a cash dividend in cash by notifying American Stock Transfer & Trust Company, the plan agent, in writing at EQ Shareholder Services, 6201 15th Ave Brooklyn, NY 11219, Attn: Shareholder Services, so that such notice is received by the plan agent no later than 10 days prior to the record date. Please note: if you hold your shares through a bank, broker or other intermediary, please contact your bank, broker or their intermediary directly about whether you participate in a dividend reinvestment plan and for instructions on how to 'opt out'.

Are dividends paid by Carlyle Credit Income Fund "qualified dividends" for tax purposes?

Are dividends taxable to shareholders?

How can I opt out of the dividend reinvestment plan?

A registered shareholder may elect to receive a cash dividend in cash by notifying American Stock Transfer & Trust Company, the plan agent, in writing at EQ Shareholder Services, 6201 15th Ave Brooklyn, NY 11219, Attn: Shareholder Services, so that such notice is received by the plan agent no later than 10 days prior to the record date. Please note: if you hold your shares through a bank, broker or other intermediary, please contact your bank, broker or their intermediary directly about whether you participate in a dividend reinvestment plan and for instructions on how to 'opt out'.

Are dividends paid by Carlyle Credit Income Fund "qualified dividends" for tax purposes?

Are dividends taxable to shareholders?

Dividends distributed by Carlyle Credit Income Fund are taxable to our shareholders as ordinary income or capital gains. Our shareholders will receive, as promptly as possible after the end of each calendar year, a Form 1099-DIV reporting the amounts includible in such shareholder's taxable income for such year as ordinary income and as long-term capital gain.

Am I a registered shareholder?

You are a registered shareholder if you hold shares of Carlyle Credit Income Fund common stock registered in your name and you either hold a certificate representing such shares or such shares are held in book-entry form with our transfer agent, American Stock Transfer & Trust Company. If you purchased shares through a broker, bank, or other intermediary, the shares might not be registered in your name but instead may be registered in the name of the broker, bank, or other intermediary (held in "street name").

Who is the transfer agent for Carlyle Credit Income Fund common stock?

Our Transfer Agent is American Stock Transfer & Trust Company.

How can I obtain additional information about Carlyle Credit Income Fund?

Additional information can be requested by visiting the Contact Us page on our website.

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All Years · Search · Go

Jul 17, 2023

Vertical Capital Income Fund Announces Appointment of Carlyle as Investment Manager and Rebrand to Carlyle Credit Income Fund

Company Changes Investment Mandate to Focus on Investing in CLOs Will Trade Under New Stock Ticker 'CCIF' Carlyle Completes Previously-Announced $10 Million One-Time Payment to Company...

NAV

Investor Dashboard
Investor FAQs
News
NAV
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VCIF Data

2023
2022
2021
2020
2019
2018
2017
2016
2015
2014
2013
2012
2011

Distributions

Historical Distributions (since inception, per share rounded)

Distribution history includes regular and special distributions. Past performance is no guarantee of future results. The Fund's distribution rate may be affected by numerous factors, including changes in realized and projected market returns, Fund performance, and other factors. There can be no assurance that an unanticipated change in market conditions or other unforeseen factors will not result in a change in the Fund's distribution rate at a future time. In order to comply with the requirements of Section 19 of the Investment Company Act of 1940, the Fund will provide its shareholders of record on each distribution date with a 19(a) Notice and issue an accompanying press release disclosing the sources of its distribution payment when a distribution includes anything other than net investment income.

The amount and sources of distributions reported in 19(a) Notices are only estimates and are not being provided for tax reporting purposes. The actual amount and sources of the amounts for tax reporting purposes will depends upon the Fund's investment experience during its full fiscal year and may be subject to changes based on tax regulations. The Fund will send shareholders a Form 1099-DIV for the calendar year that will tell them how to report these distributions for federal income tax purposes. Information on the Fund's 19(a) Notices, if any, can be found here. The final determination of the source and tax characteristics of all distributions in each calendar year will be made after the end of that year.

VCIF data below

2023

Month	Dividend per Share Rounded	Ex-Date	Record Date	Pay Date
July	$0.0551	7/24/23	7/25/23	7/31/23
June	$0.0671	6/16/2023	6/20/2023	6/30/2023
May	$0.0673	5/17/2023	5/18/2023	5/31/2023
April	$0.0678	4/17/2023	4/18/2023	4/28/2023
March	$0.0681	3/20/2023	3/21/2023	3/31/2023
February	$0.0686	2/14/2023	2/15/2023	2/28/2023
January	$0.0683	1/18/2023	1/19/2023	1/31/2023

2022

2021

2020

2019

2018

2017

2016

2015

2014

2013

2012

SEC Filings

Investor Dashboard
Investor FAQs
News
NAV
Distributions
SEC Filings
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Get Updates

Select the filing type and date range you wish to view from the drop-down menus below.

NYSE: VCIF

Trailing 12-Months | All Filings

Form	Description	Date	Format
SC TO-C	Written public communication relating to an issuer or third party tender offer not by the subject co	Jul 17, 2023	
SC 13D/A	Amendment to a SC 13D filing	Jul 17, 2023	
N-2/A	RPre-effective amendment to an N-2 filing	Jul 17, 2023	
8-K	Report of unscheduled material events or corporate event	Jul 12, 2023	
SC TO-C	Written public communication relating to an issuer or third party tender offer not by the subject co	Jul 12, 2023	
8-K	Report of unscheduled material events or corporate event	Jun 15, 2023	
N-2	Registration statement for closed-end investment companies	Jun 5, 2023	
N-CSRS	Semi-Annual Report of a Certified Shareholder Report of registered investment management companies	May 30, 2023	
SC TO-C	Written public communication relating to an issuer or third party tender offer not by the subject co	May 24, 2023	
SC TO-C	Written public communication relating to an issuer or third party tender offer not by the subject co	May 24, 2023	
DEFA14A	Additional proxy soliciting materials - definitive	May 23, 2023	
DEF 14A	Official notification to shareholders of matters to be brought to a vote ("Proxy")	May 22, 2023	
NPORT-P	NPORT-P	May 17, 2023	
CORRESP	Correspondence from the Filer to the SEC	Mar 22, 2023	
NPORT-P	NPORT-P	Feb 21, 2023	
SC 13G/A	Amendment to a previously filed SC 13G	Feb 14, 2023	
SC 13G	Schedule filed to report acquisition of beneficial ownership of 5% or more of a class of equity securities by passive investors and certain institutions	Feb 14, 2023	
SC 13G/A	Amendment to a previously filed SC 13G	Feb 14, 2023	
SC 13D/A	Amendment to a SC 13D filing	Jan 30, 2023	
40-17G	Fidelity bond filed under Rule 17g-1(g)(1)	Jan 26, 2023	
SC 13D	Filing by person(s) reporting owned shares of common stock in a public company >5%	Jan 23, 2023	
3	Initial filing by director officer or owner of more than ten percent	Jan 23, 2023	
SC TO-C	Written public communication relating to an issuer or third party tender offer not by the subject co	Jan 17, 2023	
PRE 14A	A preliminary proxy statement providing notification matters to be brought to a vote	Jan 13, 2023	
SC TO-C	Written public communication relating to an issuer or third party tender offer not by the subject co	Jan 13, 2023	

1-25 26-34

News

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All Years | Search | Go

Jul 11, 2023

Vertical Capital Income Fund Announces Sale of Majority of Investment Portfolio in Advance of Expected New Investment Advisory Agreement with Carlyle

Vertical Capital Income Fund (NYSE: VCIF) (the "Fund") announced today that after engaging a third-party broker and conducting an extensive competitive bidding process, it has selected two winning...

Jun 30, 2023

Vertical Capital Income Fund (VCIF) Announces Estimated Sources of June 2023 Distribution

As Vertical Capital Income Fund (the "Fund") previously announced, the Fund paid a monthly distribution of $0.0671 per share to all shareholders of record as of June 20, 2023, pursuant to the...

Jun 9, 2023

Vertical Capital Income Fund (VCIF) Declares June 2023 Distribution

Vertical Capital Income Fund (NYSE: VCIF) today announced a distribution of $0.0671 per share pursuant to the Fund's managed distribution plan (the "Plan"), payable as follows: Declaration –...

May 31, 2023

Vertical Capital Income Fund (VCIF) Announces Estimated Sources of May 2023 Distribution

As Vertical Capital Income Fund (the "Fund") previously announced, the Fund paid a monthly distribution of $0.0673 per share to all shareholders of record as of May 18, 2023, pursuant to the...

May 8, 2023

Vertical Capital Income Fund (VCIF) Declares May 2023 Distribution

Vertical Capital Income Fund (NYSE: VCIF) today announced a distribution of $0.0673 per share pursuant to the Fund's managed distribution plan (the "Plan"), payable as follows: Declaration –...

Annual & Semi-Annual Reports

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2023 Semi-Annual Report
March 30, 2023

12/31/2022 Schedule of Investments
December 31, 2022

2022 Annual Report
September 30, 2022

6/30/2022 Schedule of Investments
June 30, 2022

2022 Semi-Annual Report
March 31, 2022

2021 Annual Report
September 30, 2021

2021 Semi-Annual Report
March 31, 2021

2020 Annual Report
September 30, 2020

2020 Semi-Annual Report
March 31, 2020

2019 Annual Report
September 30, 2019

2019 Semi-Annual Report
March 31, 2019

2018 Annual Report
September 30, 2018

2018 Semi-Annual Report
March 31, 2018

2017 Annual Report
September 30, 2017

2017 Semi-Annual Report
March 31, 2017

2016 Annual Report
September 30, 2016

2016 Semi-Annual Report
March 31, 2016

2015 Annual Report
September 30, 2015

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General Contact Information

Toll-free 866-277-8243 between the hours of 8 a.m. and 8 p.m. Eastern Time, Monday through Friday (excluding holidays). An Interactive Voice Response System is available 24 hours a day, seven days a week.



Fund Information / Account Services / Transfer Agent Contact

American Stock Transfer & Trust Company, LLC (AST) is Carlyle Credit Income Fund's transfer agent and dividend disbursing agent. AST may be contacted as follows:

Mailing Address
AST
Attention: Carlyle Credit Income Fund
6201 15th Avenue
Brooklyn, NY 11219

Telephone
An AST representative can be reached at 866-277-8243

Website
Shareholders can access information on AST's website at https://www.astfinancial.com/

Email
Shareholders can email inquiries to help@astfinancial.com

Dividend Reinvestment Plan (DRIP) Information
Can be found at: http://amstock.mobular.net/amstock/VCIF/

For Media Inquiries

Email
investorrelations@carlylecreditincomefund.com